Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes
Income Taxes

NOTE 9 — INCOME TAXES

The Company’s financial statements include total net income before taxes of $60,516 and $1,095,793 for the three months ended March 31, 2020 and 2019. The Company made no tax payments during the three months ended March 31, 2020 and 2019. The income tax provision consists of the following:

	For the three months ended March 31,
	2020	2019
Federal:
Current	$230,470	$151,046
Deferred	(81,710)	79,070
State and Local:
Current	56,107	36,683
Deferred	(19,811)	19,203
Income tax provision	$185,056	$286,002

The table below presents the Company’s deferred income taxes as of:

	March 31, 2020	December 31, 2019
Deferred tax asset (liability):
Unrealized gains on marketable securities	$—	$(101,521)
Start-up costs	357,750	241,613
Less: Valuation Allowance	(357,750)	(241,613)
Deferred tax liability	$—	$(101,521)

The Company files income tax returns in the U.S. federal jurisdiction and in New York and is subject to examination by the taxing authorities. The Company considered New York to be a significant state tax jurisdiction. Its income tax returns are open for audit for tax years 2018 and forward.

NOTE 8—INCOME TAXES

The Company’s financial statements include total net income before taxes of $4,122,829 and $2,588,681 for the years ended December 31, 2019 and 2018. The income tax provision consists of the following:

	December	December
	31, 2019	31, 2018
Federal:
Current	$991,989	$460,929
Deferred	(1,256)	82,694
State and Local:
Current	401,637	111,940
Deferred	—	20,083
Income tax provision	$1,392,370	$675,646

Reconciliations of the differences between the provision for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	2019
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	$865,932	21.00%
State taxes, net of federal benefit	211,707	5.14%
Effect of prior year underaccrual	73,118	1.77%
Change in Valuation Allowance	241,613	5.86%
Total Income Tax Provision	$1,392,370	33.77%

	2018
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	$543,623	21.00%
State taxes, net of federal benefit	132,023	5.10%
Total Income Tax Provision	$675,646	26.10%

The components of deferred tax liabilities as of December 31, 2019 and 2018 are as follows:

	December	December
	31, 2019	31, 2018
Deferred tax asset (liability):
Unrealized gains on marketable securities	$(101,521)	$(155,578)
Start-up costs	241,613	52,801
Less: Valuation Allowance	(241,613)	—
Deferred tax liability	$(101,521)	$(102,777)

The Company files income tax returns in the U.S. federal jurisdiction and in New York and is subject to examination by the taxing authorities. The Company considered New York to be a significant state tax jurisdiction. Our income tax returns are open for audit for tax years 2018 and forward.